Prepaid expenses	12 Months Ended
Dec. 31, 2023
Prepayments [Abstract]
Prepaid expenses
12. Prepaid expenses

	2023	2022
Prepaid taxes	$20,521	$25,385
Prepaid commissions	3,489	3,936
Prepaid insurance	416	446
Prepaid to supplier	29,842	30,325
	$54,268	$60,092
Current	44,635	52,322
Non-current	9,633	7,770
	$54,268	$60,092
The current portion of prepaid taxes amounts to $10.9 million and mainly includes tax advance of VAT, and withholdings taxes (2022: $9.2 million). The non-current portion of prepaid expenses mainly include tax credits for $9.6 million (2022: $7.7 million).
Prepaid to supplier mainly includes operating expenses related to aircraft rent, fuel and maintenance services.